Events after the reporting period - Additional Information (Detail) R$ in Thousands, $ in Thousands						1 Months Ended
	Mar. 30, 2026 USD ($)	Feb. 19, 2026 USD ($)	Jan. 29, 2026 BRL (R$)	Apr. 16, 2025 BRL (R$)	Sep. 01, 2023 BRL (R$)	Jan. 31, 2026 BRL (R$)	Mar. 30, 2026 BRL (R$)	Feb. 19, 2026 BRL (R$)	Dec. 31, 2025	May 31, 2025 shares
Disclosure of non-adjusting events after reporting period [line items]
Increase in Company's capital				R$ 1,365,348
Acquisition consideration					R$ 21,193
Hidrovias do Brasil [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares										600,000,000
Ultracargo Logística S.A. | Hidrovias do Brasil [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of equity interest acquired									58.72%	50.15%
Major borrowings [member] | Ipiranga [member] | Foreign loans [member] | JP Morgan [member]
Disclosure of non-adjusting events after reporting period [line items]
Notional amount		$ 53,200						R$ 277,172
Index/Currency		USD
Interest rate		4.95%						4.95%
Borrowings, maturity		2029
Major borrowings [member] | Ultracargo Logística S.A. | Northeast region constitutional fund | Banco do Nordeste do Brasil – BNB [member]
Disclosure of non-adjusting events after reporting period [line items]
Notional amount			R$ 106,871
Interest rate			4.47%
Borrowings, maturity			2041
Borrowings, interest rate basis			IPCA
Major borrowings [member] | Ultracargo Logística S.A. | External financing [member]
Disclosure of non-adjusting events after reporting period [line items]
Notional amount	$ 68,571						R$ 360,000
Interest rate	3.808%						3.808%
Borrowings, maturity	October 5, 2027
Major business combination [member] | Virtu GNL Participações S.A. (“Virtu”) [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of equity interest acquired						37.50%
Acquisition consideration						R$ 104,000